MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Feb. 28, 2021
Disclosure of exploration and evaluation assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

3.          MINERAL PROPERTY and  EXPLORATION AND EVALUATION ASSETS

Since mid-2015, the Company’s only active mineral property has been the Waterberg Project located on the North Limb of the Bushveld Igneous Complex.  During the period as the Waterberg Project was granted its mining right, the Company reclassified the Waterberg Project from being an Exploration and Evaluation Asset to a Development Asset.

Total capitalized costs for the Waterberg Project are as follows:

Balance, August 31, 2019	$36,792
Additions	2,988
Recoveries from 100% Implats funded implementation budget	(1,285)
Foreign exchange movement	(3,556)
Balance, August 31, 2020	$34,939
Additions	937
Recoveries from 100% Implats funded implementation budget	(220)
Foreign exchange movement	3,986
Balance February 28, 2021	$39,642

Prior to reclassification, the Company performed an impairment test whereby the recoverable amount of Waterberg is compared to the carrying value of the asset and determined that no impairment charge was required.

Key assumptions used to assess impairment included the use of spot and 3 year average palladium, platinum and gold prices as well as an 8% discount rate.

Waterberg Project

At February 28, 2021, the Waterberg Project consisted of granted prospecting rights, applied for prospecting rights and a granted mining right (the “Waterberg Mining Right”) with a combined active project area of 79,188 hectares, located on the Northern Limb of the Bushveld Complex, approximately 85 km north of the town of Mokopane.  Of the total project area, 20,532 hectares are covered by the Waterberg Mining Right.  A further 58,655 hectares are covered by active prospecting rights.  Waterberg JV Co. is currently in process of applying for closure on one inactive prospecting right located north of the known mineralized area, measuring 20,242 hectares.  On March 5, 2021 the Company was advised that a notice of appeal to the decision of the South African Department of Mineral Resources (“DMR”) granting the Waterberg Mining Right was filed by a group of individual appellants from a local community.  The Company is opposing this appeal.  See Note 12. “Subsequent Events” below.

The Waterberg Project comprises the former Waterberg joint venture property and the Waterberg extension property. On August 21, 2017, PTM RSA completed the cession of legal title for all Waterberg Project prospecting rights into Waterberg JV Co. after earlier receiving Section 11 approval of the 2nd Amendment (defined below). On September 21, 2017, Waterberg JV Co. also issued shares to all existing Waterberg partners pro rata to their joint venture interests, resulting in the Company holding a 45.65% direct interest in Waterberg JV Co., the Japan Oil, Gas and Metals National Corporation ("JOGMEC") holding a 28.35% interest and Mnombo, as the Company's Black Economic Empowerment ("BEE") partner, holding 26%.

Implats Transaction

On November 6, 2017, the Company closed a transaction (the "Implats Transaction"), originally announced on October 16, 2017, whereby Impala Platinum Holdings Ltd. ("Implats"):

a) Purchased an aggregate 15.0% equity interest in Waterberg JV Co (the "Initial Purchase") for $30 million. The Company sold an 8.6% interest for $17.2 million and JOGMEC sold a 6.4% interest for $12.8 million. From its $17.2 million in proceeds, the Company committed $5.0 million towards its pro rata share of remaining Definitive Feasibility Study ("DFS") costs, which was held as restricted cash until it was fully spent in October 2018. Implats contributed its 15.0% pro rata share of DFS costs incurred subsequent to the Initial Purchase. Following the Initial Purchase, the Company held a direct 37.05% equity interest, JOGMEC held a 21.95% equity interest and Black Economic Empowerment partner Mnombo maintained a 26.0% equity interest. The Company holds a 49.9% interest in Mnombo, bringing its overall direct and indirect ownership in Waterberg JV Co. to 50.02%.

b) Acquired a right of first refusal to enter into an offtake agreement, on commercial arms-length terms, for the smelting and refining of mineral products from the Waterberg Project ("Offtake ROFR") if Waterberg JV Co. proposes to enter into an offtake agreement with a third party. JOGMEC or its nominee retain a right to receive, at market prices, platinum, palladium, rhodium, gold, ruthenium, iridium, copper and nickel in refined mineral products at the volumes produced from the Waterberg Project.

c) Acquired an option (the "Purchase and Development Option") whereby Implats had the right within 90 business days of the completion of the DFS to exercise an option to increase its interest to 50.01% in Waterberg JV Co by committing to purchase an additional 12.195% equity interest in Waterberg JV Co. from JOGMEC for $34.8 million and an expenditure of $130.2 million in development work. The DFS was completed and approved by Waterberg JV Co. on December 5, 2019. As per the February 27, 2020 amendment (see below) this deadline was amended to occur 90 days following the receipt of an executed mining right on the Waterberg Project.

d) On February 27, 2020 the Company announced that shareholders of Waterberg JV Co had agreed to amend the Purchase and Development Option effective at February 1, 2020. The Purchase and Development Option was amended to expire 90 calendar days following the receipt of an executed mining right for the Waterberg Project. In exchange for this extension Implats agreed to fund 100% of a new implementation budget and work program, effective February 1, 2020, aimed at increasing confidence in specific areas of the DFS. At period end total Waterberg JV Co. expenditures recovered through this work program were $1.5 million.

On June 15, 2020, Implats delivered a formal notice of their election not to exercise their Purchase and Development Option due to increased economic uncertainty and reduced risk appetite in the short, medium and long-term as a result of the COVID-19 pandemic. Implats currently retains a 15.0% participating project interest and their Offtake ROFR. The Company retains a controlling 50.02% direct and indirect interest in the project. Implats was responsible for the costs of an implementation budget and work program, as described above, which concluded September 13, 2020. The Company remains the Manager of the Waterberg Project, as directed by the technical committee of the Waterberg JV Co.

Acquisition and Development of the Waterberg Project

In October 2009, PTM RSA, JOGMEC and Mnombo entered into a joint venture agreement with regard to the Waterberg Project (the "JOGMEC Agreement"). Under the terms of the JOGMEC Agreement, in April 2012, JOGMEC completed a $3.2 million work requirement to earn a 37% interest in the former Waterberg JV property, leaving the Company with a 37% interest and Mnombo with a 26% interest. Following JOGMEC's earn-in, the Company funded Mnombo's 26% share of costs, totalling $1.12 million, until the earn-in phase of the joint venture ended in May 2012.

On November 7, 2011, the Company entered an agreement with Mnombo to acquire 49.9% of the issued and outstanding shares of Mnombo in exchange for a cash payment of R1.2 million and the Company's agreement to pay for Mnombo's 26% share of costs on the Waterberg JV property until the completion of a feasibility study. Mnombo's share of expenditures prior to this agreement, and Mnombo's share of expenditures post DFS, are still owed to the Company ($5.5 million at February 28, 2021). The portion of Mnombo not owned by the Company is accounted for as a non-controlling interest, calculated at $7.1 million at February 28, 2021 ($7.1 million - August 31, 2020).

On May 26, 2015, the Company announced a second amendment (the “2nd Amendment”) to the existing JOGMEC Agreement.  Under the terms of the 2nd Amendment, the Waterberg JV and Waterberg Extension properties were combined and contributed into the newly created operating company Waterberg JV Co.  On August 3, 2017, the Company received Section 11 transfer approval from the DMR and title to all the Waterberg prospecting rights were ceded into Waterberg JV Co. on September 21, 2017.

Under the 2nd Amendment, JOGMEC committed to fund $20 million in expenditures over a three-year period ending March 31, 2018. This requirement was completed by $8 million in funding from JOGMEC to March 31, 2016, followed by two $6 million tranches funded by JOGMEC in each of the following two 12-month periods ending March 31, 2018.

To February 28, 2021, an aggregate total of $76.6 million has been funded by all parties on exploration and engineering on the Waterberg Project. Up until the Waterberg property was transferred to Waterberg JV Company, all costs incurred by other parties were treated as cost recoveries by the Company.